Other assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Aug. 19, 2025	Dec. 31, 2024
Abstract - Other assets
Other financial assets	R$ 651,808		R$ 513,081
Commissions and bonus receivable	287,904		211,871
Premium or discount on transfer of financial assets	201,813		216,790
Advance on exchange contract	113,625		1,226
Amount receivable from the sale of non-controlling interest in a subsidiary	48,466		83,194
Other non-financial assets	2,798,533		1,973,064
Recoverable taxes	911,323		630,457
Prepaid expenses	510,205		505,127
Assets of investment funds	280,406		0
Sundry debtors	164,096		267,636
Unbilled services provided	125,012		115,243
Non-financial assets held for sale	41,190		54,582
Advanced Payment to Third Parties	32,727		23,369
Early settlement of credit operations	9,846		4,039
Pending settlements	7,293		49,342
Other Amounts	716,435		323,269
Total	3,450,341		2,486,145
Other Assets [Line Items]
Assets of investment funds	280,406		R$ 0
Rental income from investment property	R$ 4,929
Inter Oportunidade Imobiliária Fundo de Investimento [Member]
Abstract - Other assets
Assets of investment funds		R$ 261,000
Other Assets [Line Items]
Assets of investment funds		R$ 261,000